Annual Fund Operating Expenses - AAM Crescent CLO ETF - AAM Crescent CLO ETF Class	Oct. 14, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.49%
Fee Waiver or Reimbursement	0.31%
Net Expenses (as a percentage of Assets)	0.18%

[1]	Estimated for the current fiscal year.[2]